UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2009

Date of reporting period: 03/01/2008 – 08/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS Semi-Annual Report AUGUST 31, 2008 | (UNAUDITED)

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) BlackRock Senior High Income Fund, Inc. (ARK)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

AUGUST 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous year for investors, marked by almost daily headlines related to the beleaguered housing market, rising food and energy prices,

and the escalating credit crisis. The news took an extraordinarily heavy tone shortly after the close of this reporting period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has been aggressive in its attempts to restore order in financial markets. Key moves included slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008 and providing numerous cash injections and lending programs. As the credit crisis took an extreme turn for the worse in September, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The

U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though the recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility (steep declines and quick recoveries), generally posting losses for the current reporting period. Small-cap stocks fared significantly better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably,

decelerated at a faster pace than domestic equities—a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.83% by period-

end when credit fears resurfaced. Tax-exempt issues posted positive returns, but problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. Economic and financial market distress also dampened the performance of high yield issues, which were very volatile due to the macro factors noted above.

Overall, severe market instability resulted in mixed results for the major benchmark indexes:
Total Returns as of August 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(2.57)%	(11.14)%

Small cap U.S. equities (Russell 2000 Index)	8.53	(5.48)

International equities (MSCI Europe, Australasia, Far East Index)	(10.18)	(14.41)

Fixed income (Lehman Brothers U.S. Aggregate Index)	0.18	5.86

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	5.12	4.48

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	0.74	(0.66)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of August 31, 2008 BlackRock Floating Rate Income Strategies Fund II, Inc.

Investment Objective

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (the “Fund”) seeks a high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

Fund Performance

For the six months ended August 31, 2008, the Fund returned 2.84% based on market price and 5.25% based on net asset value (“NAV”). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 2.61% on a NAV basis. The Credit Suisse Leveraged
Loan Index returned 2.79% over the same time period. All returns reflect reinvestment of dividends. The period featured considerable volatility, with pressure on the market during the early months and a significant rebound in April that accounted for the majority of the Fund’s return for the semi-
annual period. In general, the Fund was conservatively invested, which aided in the volatile months, while good sector and security selection allowed the Fund to participate in the April rally. The Fund’s discount to NAV, which widened from 8.2% to 10.3% during the six months, accounts for the differ-
ence between performance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	FRB
Initital Offering Date	July 30, 2004
Yield on Closing Market Price as of August 31, 2008 ($14.44)[1]	10.25%
Current Monthly Distribution per share of Common Stock[2]	$0.12335
Current Annualized Distribution per share of Common Stock[2]	$1.4802
Leverage as of August 31, 2008[3]	25%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
3 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	8/31/08	2/29/08	Change	High	Low

Market Price	$14.44	$14.75	(2.10)%	$15.85	$13.53
Net Asset Value	$16.09	$16.06	0.19%	$16.83	$15.70

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s corporate bond investments:

Portfolio Composition

Asset Mix	8/31/08	2/29/08

Floating Rate Loan Interests	67%	70%
Corporate Bonds	32	29
Common Stocks	1	1

Credit Quality Allocations[4]

Credit Rating	8/31/08	2/29/08

AA/Aa	4%	—
BBB/Baa	11	12%
BB/Ba	10	13
B/B	53	38
CCC/Caa	18	26
Not Rated	4	11

4 Using the highest of Standard & Poor’s (“S&P’s”) or Moody’s
Investors Service (“Moody’s”) ratings.

4 SEMI-ANNUAL REPORT AUGUST 31, 2008

Fund Summary as of August 31, 2008 BlackRock Senior High Income Fund, Inc.

Investment Objective

BlackRock Senior High Income Fund, Inc. (ARK) (the “Fund”) seeks to provide shareholders with as high a level of current income as is consistent with its investment policies and prudent investment management by investing principally in senior debt obligations of companies, including corporate loans made by banks and other financial institutions and both privately placed and publicly offered corporate bonds and notes.

Performance

For the six months ended August 31, 2008, the Fund returned (6.88)% based on market price and 1.41% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of (6.14)% on a NAV basis. All returns reflect reinvestment of dividends. During the period, high yield loans — which made up about 51% of the Fund’s portfolio as of August 31, 2008 — outperformed high yield bonds, which aided relative performance as most of the other funds in the Lipper category invest primarily in high yield bonds. As of August 31, 2008, the Fund was more modestly leveraged (27% of managed net assets) versus many of its counterparts, which also helped relative performance in a very challenging market. The Fund’s discount to NAV, which widened from 2.6% to 10.5% during the period, accounts for the difference between per-
formance based on price and performance based on NAV.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	ARK
Initital Offering Date	April 30, 1993
Yield on Closing Market Price as of August 31, 2008 ($4.33)[1]	11.09%
Current Monthly Distribution per share of Common Stock[2]	$0.04
Current Annualized Distribution per share of Common Stock[2]	$0.48
Leverage as of August 31, 2008[3]	27%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
3 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	8/31/08	2/29/08	Change	High	Low

Market Price	$4.33	$4.91	(11.81)%	$5.20	$4.22
Net Asset Value	$4.84	$5.04	(3.97)%	$5.19	$4.82

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the
Fund’s corporate bond investments:

Portfolio Composition

Asset Mix	8/31/08	2/29/08

Corporate Bonds	48%	52%
Floating Rate Loan Interests	51	48
Common Stocks	1	—

Credit Quality Allocations[4]

Credit Rating	8/31/08	2/29/08

AA/Aa	2%	—
BBB/Baa	5	5%
BB/Ba	22	21
B/B	59	62
CCC/Caa	10	6
CC/Ca	1	3
Not Rated	1	3

[4] Using the highest of S&P’s and Moody’s Ratings.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

5

The Benefits and Risks of Leveraging

BlackRock Floating Rate Income Strategies Fund II, Inc. and BlackRock
Senior High Income Fund, Inc. (each a “Fund” and, collectively, the
“Funds”) may utilize leverage through borrowings or issuance of short-
term debt securities. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on their longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each
Fund’s Common Shareholders will benefit from the incremental yield.

Leverage creates risks for shareholders, including the likelihood of greater NAV and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings may reduce the Common
Share’s yield and negatively impact its NAV and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of lever-

age, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced.

Under the Investment Company Act of 1940, the Funds are permitted to borrow through a credit facility and the issuance of short-term debt securities up to 33 1 / 3 % of total managed assets. As of August 31,
2008, the Funds had outstanding leverage credit facility borrowings as a percentage of total managed assets as follows:

Percent of
Leverage

BlackRock Floating Rate Income
Strategies Fund II, Inc	25%
BlackRock Senior High Income Fund, Inc	27%

Swap Agreements

The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Funds have entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

6 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Schedule of Investments August 31, 2008 (Unaudited)

BlackRock Floating Rate Income Strategies Fund II, Inc.

(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Aerospace & Defense — 3.1%
Hawker Beechcraft Acquisition Co. LLC:
Facility Deposits, 2.701%, 3/26/14	USD	144	$ 134,180
Term Loan, 4.801%, 3/26/14		2,467	2,296,709
IAP Worldwide Services, Inc. First Lien Term Loan,
8.25%, 12/30/12		1,354	1,053,554
Vought Aircraft Industries, Inc.:
Term Loan, 4.97%, 12/22/11		1,625	1,510,933
Tranche B Line of Credit Deposit,
2.486%, 12/22/10		320	302,400

			5,297,776

Airlines — 0.4%
US Airways Group, Inc. Term Loan,
4.969%, 3/24/14		990	678,150

Auto Components — 3.1%
Allison Transmission, Inc. Term Loan,
5.22% — 5.56%, 8/27/14		2,938	2,635,287
Dana Holding Corp. Term Advance, 6.75%, 1/31/15		1,767	1,623,994
GPX International Tire Corp. Tranche B Term Loan,
9.67% — 9.81%, 3/30/12		902	667,318
Metaldyne Co. LLC:
Initial Tranche Term Loan B, 6.50%, 1/13/14		392	219,447
Letter of Credit, 2.336% — 6.563%, 1/15/12		57	32,272

			5,178,318

Automobiles — 0.1%
Ford Motor Co. Term Loan, 5.47%, 12/16/13		300	232,050

Beverages — 0.2%
Culligan International Second Lien Term Loan,
9.229% — 9.615%, 5/24/13	EUR	500	366,763

Biotechnology — 0.3%
Talecris Biotherapeutics, Holdings Corp. First Lien
Term Loan, 5.97% — 6.31%, 12/06/13	USD	496	480,094

Building Products — 1.3%
Building Material Corp. of America Term Loan
Advance, 5.438% – 5.563%, 2/24/14		1,995	1,711,544
Masonite International:
Term Loan, 4.63% — 5.046%, 4/06/13		274	233,117
U.S. Term Loan, 4.63% — 5.046%, 4/06/13		275	234,188

			2,178,849

Capital Markets — 0.3%
RiskMetrics Group Holdings LLC First Lien Term Loan B,
4.801%, 1/10/14		484	466,202

Chemicals — 6.7%
Edwards (Cayman Islands II) Limited Term Loan
(First Lien), 4.81%, 5/30/14		495	429,413
GenTek, Inc. First Lien Term Loan,
4.78% — 4.79%, 2/28/11		1,274	1,184,859
Huish Detergents, Inc. Tranche Term Loan B,
4.81%, 4/28/14		743	672,581
ISP Chemco LLC Term Loan, 4% — 4.313%, 6/04/14		495	456,638
Ineos Group Plc:
Term B-2 Facility, 4.885%, 12/16/13		248	209,483
Term C-2 Facility, 5.385%, 12/15/14		248	209,483
PQ Corp. (Niagara Acquisition, Inc.) First Lien
Term Loan, 5.92% — 6.05%, 7/30/14		2,000	1,871,250
Rockwood Specialties Group, Inc. Tranche E Term
Loan, 4.299%, 7/30/12		3,344	3,204,286

	Par
Floating Rate Loan Interests	(000)	Value

Chemicals (concluded)
Solutia, Inc. Term Loan, 8.50%, 2/28/14	USD 1,000	$ 963,438
Viridian Group Plc Term Loan,
8.722% — 9.654%, 12/21/12	GBP 1,000	1,613,227
Wellman, Inc. Second Lien Term Loan, 9.989%,
2/10/10 (b)(c)	USD 2,000	400,000

		11,214,658

Commercial Services & Supplies — 3.1%
Amsted Industries, Inc. Term Loan B,
4.68% — 4.81%, 3/28/13	1,213	1,170,065
ARAMARK Corp.:
Line of Credit Facility Letter of Credit,
2.44%, 1/27/14	53	49,888
U.S. Term Loan, 4.676%, 1/26/14	829	785,271
Brickman Group Holdings, Inc. Tranche Term Loan B,
4.801%, 1/23/14	494	441,906
Camelbak Products LLC First Lien Term Loan,
8%, 8/04/11	615	427,274
John Maneely Co. Term Loan, 6.042% — 6.048%,
12/09/13	670	658,107
Synagro Technologies, Inc. Term Loan, 4.81%, 4/02/14	990	836,550
West Corp. Term Loan B-2, 4.844% — 5.171%, 10/24/13	985	864,211

		5,233,272

Computers & Peripherals — 1.1%
Intergraph Corp.:
First Lien Initial Term Loan, 4.809%, 5/29/14	419	397,756
Second Lien Term Loan, 8.809%, 11/28/14	500	480,000
Reynolds and Reynolds Co. First Lien Term Loan,
4.801%, 10/31/12	1,144	1,057,919

		1,935,675

Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.) First Lien Term Loan B, 5.063%,
2/09/15	493	453,386

Construction Materials — 0.6%
Headwaters, Inc. Term Loan B-1 (First Lien),
6.97%, 4/30/11	1,077	1,028,117

Containers & Packaging — 1.9%
Berry Plastics Group, Inc. Term Loan B, 9.791%, 6/05/14	594	326,703
Graham Packaging Co., L New Term Loan,
4.938% — 5.063%, 10/07/11	988	938,279
Graphic Packaging International, Inc. Incremental Term
Loan, 5.535% — 5.884%, 5/16/14	1,990	1,919,106

		3,184,088

Distributors — 0.4%
Keystone Automotive Operations, Inc. Term Loan,
5.963% — 5.972%, 1/12/12	956	669,028

Diversified Consumer Services — 0.8%
Coinmach Corp. Term Loan,
5.48% — 5.81%, 11/14/14	1,496	1,374,671

Diversified Financial Services — 1.4%
DaimlerChrysler Financial Services America, LLC First
Lien Term Loan, 6.78%, 8/03/12	1,990	1,576,641
J.G. Wentworth, LLC First Lien Term Loan,
5.051%, 4/15/14	1,000	770,000

		2,346,641

Electrical Equipment — 0.3%
Generac Acquisition Corp. First Lien Term Loan,
5.288%, 11/11/13	690	532,661

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

7

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund II, Inc.

(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Energy Equipment & Services — 1.4%
Dresser, Inc.:
Second Lien Term Loan, 8.557%, 5/04/15	USD 500	$ 480,000
Term Loan B, 4.716% — 5.057%, 5/04/14	971	925,688
MEG Energy Corp.:
Delayed Draw Term Loan, 4.80%, 4/03/13	498	475,502
Initial Term Loan, 4.80%, 4/03/13	488	466,604

		2,347,794

Food & Staples Retailing — 1.7%
Alliance Boots Plc Term Loan B, 5.801%, 7/09/15	GBP 1,500	2,424,967
DS Waters of America Term Loan, 4.719%,
10/29/12	USD 466	430,946

		2,855,913

Food Products — 2.7%
Dole Food Co., Inc.:
Credit-Linked Deposit, 2.658%, 4/12/13	640	587,835
Tranche Term Loan B, 4.50% — 6%, 4/12/13	260	238,798
Tranche Term Loan C, 4.50% — 6%, 4/12/13	1,602	1,469,915
Sturm Foods, Inc.:
First Lien Initial Term Loan,
5.25% — 5.375%, 1/31/14 (d)	494	402,406
Second Lien Initial Term Loan, 8.875%, 7/31/14	500	305,000
Wrigley Co. Term Loan B, 6.402%, 8/11/14	1,500	1,505,894

		4,509,848

Health Care Equipment & Supplies — 1.9%
Biomet, Inc. Dollar Term Loan, 5.801%, 3/25/15	2,484	2,432,510
DJO Finance LLC Term Loan, 5.469% — 5.801%,
5/20/14	498	485,063
Hologic, Inc. Tranche Term Loan B, 5.75%, 3/31/13	334	331,710

		3,249,283

Health Care Providers & Services — 2.7%
Community Health Systems, Inc. Funded Term Loan,
4.719% — 5.06%, 7/25/14	2,340	2,211,813
DaVita, Inc. Tranche Term Loan B-1, 3.97% — 4.32%,
10/05/12	1,000	961,563
Health Management Associates, Inc. Term Loan B,
4.551%, 2/28/14	1,415	1,295,241

		4,468,617

Hotels, Restaurants & Leisure — 2.8%
Golden Nugget, Inc., First Lien Term Advance,
4.47% — 4.48%, 6/30/14	348	292,728
Harrah’s Operating Co., Inc.:
Term Loan B-1, 5.80%, 1/28/15	158	138,920
Term Loan B-2, 5.80% — 5.801%, 1/28/15	1,696	1,485,265
Term Loan B-3, 5.80% — 5.801%, 1/28/15	141	123,367
Lake at Las Vegas Joint Venture/LLV-1, LLC (c):
Revolving Loan Credit, 16.10%, 6/20/12	60	9,028
Term Loan, 16.10%, 6/20/12	455	68,226
Las Vegas Sands LLC:
Delay Draw Term Loan, 4.56%, 5/23/14	200	170,182
Tranche Term Loan B, 4.56%, 5/23/14	792	673,920
QCE LLC First Lien Term Loan, 4.813%, 5/05/13	460	388,189
VML US Finance LLC (Venetian Macau):
Delay Draw Project Loan, 5.06%, 5/25/12	500	484,167
Funded Project Loan, 5.06%, 5/27/13	1,000	968,333

		4,802,325

		Par
Floating Rate Loan Interests		(000)	Value

Household Durables — 1.9%
American Residential Services LLC Second Lien
Term Loan, 12%, 4/17/15	USD	1,000	$ 986,173
Simmons Bedding Co. Tranche Term Loan D,
4.50% — 7.125%, 12/19/11		1,686	1,565,920
The Yankee Candle Co., Inc. Term Loan,
4.48% — 4.81%, 2/06/14		750	654,375

			3,206,468

IT Services — 3.3%
Activant Solutions Inc. Term Loan,
4.688% — 4.813%, 5/02/13		1,229	1,062,899
Audio Visual Services Group, Inc. Tranche Term Loan B,
5.06%, 2/28/14		993	843,625
Ceridian Corp. U.S. Term Loan, 5.464%, 11/09/14		1,750	1,645,000
First Data Corp.:
Initial Tranche B-2, 5.222% — 5.552%, 9/24/14		1,795	1,645,493
Initial Tranche B-3, 5.551% — 5.552%, 9/24/14		497	455,898

			5,652,915

Independent Power Producers & Energy Traders — 1.7%
Calpine Generating Co. LLC Second Priority Term Loan,
11.07%, 4/01/10		43	40,266
Texas Competitive Electric Holdings Co. LLC (TXU):
Term Loan B-2, 5.963% — 6.303%, 10/10/29		992	924,954
Term Loan B-3, 5.963% — 6.303%, 10/10/14		1,985	1,846,050

			2,811,270

Industrial Conglomerates — 1.1%
Sequa Corp. Term Loan, 6.06%, 12/03/14		1,997	1,900,082

Insurance — 0.5%
Alliant Holdings I, Inc. Term Loan, 5.801%, 8/21/14		992	912,469

Internet & Catalog Retail — 0.3%
FTD Group, Inc. Tranche Term Loan B, 7.50%, 8/04/14		500	485,000

Leisure Equipment & Products — 3.0%
24 Hour Fitness Worldwide, Inc. Tranche Term Loan B,
4.97% — 5.17%, 6/08/12		1,955	1,818,150
Easton-Bell Sports, Inc. Tranche Term Loan B,
4.22% — 4.44%, 3/16/12		1,995	1,795,408
True Temper Sports, Inc. Term Loan B,
6.034% — 6.061%, 3/15/11		1,533	1,379,258

			4,992,816

Machinery — 2.5%
Blount, Inc. U.S. Term Loan B, 4.214%, 8/09/10		1,120	1,069,876
Navistar International Corp.:
Revolving Credit Linked Deposit, 5.739% — 6.046%,
1/19/12		400	368,500
Term Advance, 6.046% — 6.292%, 1/19/12		1,100	1,013,375
OshKosh Truck Corp. Term Loan B, 4.22% — 4.43%,
12/06/13		1,865	1,696,367

			4,148,118

Media — 22.7%
Affinion Group Holdngs, Inc. Term Loan, 9.368%, 3/01/12		300	251,625
AlixPartners, LLP Tranche Term Loan C, 4.79%, 10/12/13		1,085	1,043,859
Bresnan Telecommunications, LLC Additional First Lien
Term Loan B, 5.02%, 6/30/13		500	476,667
Catalina Marketing Corp. Initial Term Loan,
5.801%, 10/01/14		995	934,050
Cequel Communications LLC (Cebridge):
Second Lien Term Loan, 8.801% — 8.804%,
5/04/14		1,000	876,000
Term Loan, 4.791% — 6%, 11/05/13		1,494	1,394,276

See Notes to Financial Statements.

8 SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund II, Inc.

(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests		(000)	Value

Media (concluded)
Charter Communications, Operating LLC Replacement
Term Loan, 4.67% — 4.80%, 3/06/14	USD	3,980	$ 3,476,419
Clarke American Corp. Tranche Term Loan B,
5.291% — 5.301%, 6/30/14		990	813,780
Education Media and Publishing:
First Lien Term Loan B, 6.464%, 11/14/14		1,318	1,183,068
Second Lien Term Loan, 6.464%, 11/14/14		4,655	3,724,174
GateHouse Media Operating, Inc. Initial Term Loan B,
4.81%, 8/28/14		700	376,250
Getty Images, Inc. Initial Term Loan, 7.25%, 7/02/15		500	499,219
Gray Television, Inc. Term Loan B,
3.97% — 4.29%, 12/31/14		900	747,034
Hanley-Wood LLC Term Loan,
4.711% — 4.717%, 3/08/14		995	772,369
Insight Midwest Holdings, LLC Term Loan B,
4.47%, 4/07/14		2,025	1,944,634
Intelsat Subsidiary Holding Co. Ltd. Tranche Term
Loan B, 5.288%, 7/03/13		946	906,893
Knology, Inc. Term Loan, 5.038%, 6/30/12		495	455,400
Mediacom Broadband Group Tranche A Term Loan,
3.97% — 3.98%, 3/31/10		1,365	1,296,750
Mediacom Illinois, LLC (Mediacom Communications, LLC):
Term Loan C, 4.22% — 4.23%, 1/31/15		2,115	1,952,795
Term Loan D, 4.22% — 4.23%, 1/31/15		997	920,165
Metro-Goldwyn-Mayer, Inc. Tranche Term
Loan B, 6.051%, 4/09/12		1,909	1,438,318
Multicultural Radio Broadcasting Inc. Term Loan,
5.422%, 12/18/12		349	314,100
NEP II Inc. Term Loan B, 5.051%, 2/16/14		740	666,557
National Cinemedia LLC Term Loan,
4.54%, 2/13/15		750	674,598
NextMedia Operating, Inc.:
Delay Draw Term Loan, 6.466%, 11/15/12		440	382,934
First Lien Term Loan, 6.472%, 11/15/12		829	721,371
PanAmSat Corp.:
Term Loan B, 5.288%, 1/03/14		601	571,371
Term Loan B-2, 5.288%, 1/03/14		601	571,543
Term Loan B-2C, 5.288%, 1/03/14		601	571,371
Penton Media, Inc. Second Lien Term Loan,
7.799%, 2/01/14		493	374,016
ProSiebenSat 1 Media AG Term Loan B,
6.86% — 7.526%, 6/30/15	EUR	500	504,115
San Juan Cable Term Loan B, 9.47%, 3/15/13	USD	1,124	985,718
Spanish Broadcasting System, Inc. Tranche 2 First
Lien Term Loan B, 4.56%, 6/10/12		2,425	1,842,857
Thomson Learning, Inc. Term Loan B-2,
7.50%, 7/05/14		4,250	4,207,500
Weather Channel Term Loan B, 7.205%, 6/01/15		500	483,750

			38,355,546

Multi-Utilities — 3.7%
Riverside Energy Center Term Loan, 7.049%, 6/24/11		3,973	3,972,694
Rocky Mountain Energy Center LLC:
Credit-Linked Deposit, 2.699%, 6/24/11		340	339,834
Term Loan, 7.049%, 6/24/11		1,988	1,987,739

			6,300,267

		Par
Floating Rate Loan Interests		(000)	Value

Multiline Retail — 1.3%
Neiman Marcus Group, Inc. Term Loan,
4.422%, 4/06/13	USD 2,322		$ 2,154,910

Oil, Gas & Consumable Fuels — 1.1%
Coffeyville Resources LLC:
Funded Letter of Credit, 2.691%, 12/28/10		162	147,568
Tranche Term Loan D, 5.541% — 6.75%, 12/30/13		525	477,669
Vulcan Energy Corp. Term Loan B-3, 6.25%, 8/12/11		750	746,250
Western Refining, Inc. Term Loan, 7.75%, 5/30/14		495	427,038

			1,798,525

Paper & Forest Products — 2.9%
Boise Paper Holdings LLC (Aldabra Sub LLC) Second
Lien Term Loan, 7.50%, 2/24/15		748	744,785
Georgia-Pacific LLC:
First Lien Term Loan B,
4.219% — 4.551%, 2/14/13		1,580	1,491,830
Term Loan B, 4.219% — 4.551%, 12/20/12		409	386,063
NewPage Corp. Term Loan, 6.563%, 12/22/14		1,243	1,211,723
Verso Paper Finance Holdings LLC Term Loan,
9.033%, 2/01/13		1,158	1,085,700

			4,920,101

Pharmaceuticals — 0.9%
Pharmaceutical Technologies & Services (PTS)
Term Loan:
5.051%, 4/15/14		990	863,775
7.205%, 4/15/14	EUR	495	639,045

			1,502,820

Professional Services — 0.2%
Booz Allen Hamilton, Inc. Tranche Term Loan B,
7.50%, 7/31/15	USD	250	250,104

Real Estate — 0.6%
Realogy Corp. Letter of Credit, 2.44%, 10/10/13		1,230	1,015,263

Real Estate Management & Development — 0.2%
Mattamy Funding Partnership Term Loan, 5.063%,
4/11/13		489	406,884

Road & Rail — 0.6%
Rail America, Inc.:
Canadian Term Loan, 6.79%, 8/14/09		530	527,749
U.S. Term Loan, 6.79%, 8/14/09		469	467,252

			995,001

Specialty Retail — 0.8%
ADESA, Inc. (KAR Holdings Inc.) Initial Term Loan B,
5.06%, 10/21/13		983	874,279
Burlington Coat Factory Warehouse Corp. Term Loan B,
5.06%, 5/28/13		294	227,302
Claire’s Stores Inc. Term Loan B,
5.219% — 5.56%, 5/29/14		494	329,937

			1,431,518

Textiles, Apparel & Luxury Goods — 0.2%
Renfro Corp. Tranche Term Loan B, 5.92% —
6.06%, 10/04/13		463	380,713

Wireless Telecommunication Services — 0.2%
IPC Systems, Inc. Tranche Term Loan B-1,
5.051%, 6/02/14		495	371,250

Total Floating Rate Loan Interests — 88.3%			149,076,219

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund II, Inc.

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Auto Components — 0.3%
The Goodyear Tire & Rubber Co., 6.678%,
12/01/09 (e)	USD 500	$ 500,000

Building Products — 1.5%
CPG International I, Inc., 9.904%, 7/01/12 (e)	3,000	2,280,000
Momentive Performance Materials, Inc. Series WI,
9.75%, 12/01/14	300	270,750

		2,550,750

Capital Markets — 2.4%
E*Trade Financial Corp., 12.50%, 11/30/17 (f)	3,000	3,210,000
Marsico Parent Co., LLC, 10.625%, 1/15/16 (f)	663	556,920
Marsico Parent Holdco, LLC, 12.50%,
7/15/16 (c)(e)	244	202,460
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (d)(f)	165	137,104

		4,106,484

Chemicals — 3.6%
GEO Specialty Chemicals Corp. (g):
11.283%, 12/31/09	1,079	807,901
7.50%, 3/31/15 (a)(d)(f)	647	484,459
Hexion U.S. Finance Corp., 7.304%, 11/15/14 (e)	3,000	2,287,500
MacDermid, Inc., 9.50%, 4/15/17 (f)	2,000	1,830,000
NOVA Chemicals Corp., 5.953%, 11/15/13 (e)	755	649,300

		6,059,160

Commercial Services & Supplies — 1.1%
ARAMARK Corp., 6.301%, 2/01/15 (e)	2,000	1,860,000

Communications Equipment — 1.4%
Nortel Networks Ltd., 7.041%, 7/15/11 (e)	2,500	2,318,750

Computers & Peripherals — 1.0%
Quantum Corp., 4.375%, 8/01/10 (g)	2,000	1,655,000

Construction Materials — 1.0%
Nortek Holdings, Inc., 10%, 12/01/13 (f)	1,710	1,598,850

Containers & Packaging — 3.3%
Berry Plastics Holding Corp., 6.651%, 9/15/14 (e)	850	637,500
Clondalkin Acquisition BV, 4.776%, 12/15/13 (e)(f)	5,000	4,150,000
Packaging Dynamics Finance Corp., 10%,
5/01/16 (f)	1,240	837,000

		5,624,500

Diversified Financial Services — 1.4%
FCE Bank Plc, 7.125%, 1/16/12	EUR 2,000	2,447,210

Diversified Telecommunication Services — 0.4%
Qwest Corp., 6.026%, 6/15/13 (e)	USD 800	740,000

Electronic Equipment & Instruments — 0.7%
NXP BV, 5.541%, 10/15/13 (e)	1,590	1,236,225

Food & Staples Retailing — 0.1%
AmeriQual Group LLC, 9%, 4/01/12 (f)	250	162,500

Health Care Equipment & Supplies — 2.4%
DJO Finance LLC, 10.875%, 11/15/14	4,000	4,010,000

Hotels, Restaurants & Leisure — 4.8%
American Real Estate Partners LP, 7.125%, 2/15/13	4,000	3,495,000
Harrah’s Operating Co., Inc. (f):
10.75%, 2/01/16	1,376	925,360
10.75%, 2/01/18 (d)	221	132,600
Landry’s Restaurants, Inc., 9.50%, 12/15/14	1,500	1,485,000

	Par
Corporate Bonds	(000)	Value

Hotels, Restaurants & Leisure (concluded)
Little Traverse Bay Bands of Odawa Indians,
10.25%, 2/15/14 (f)	USD 1,565	$ 1,302,863
Travelport LLC, 7.436%, 9/01/14 (e)	950	748,125

		8,088,948

Household Durables — 0.0%
The Yankee Candle Co., Inc. 9.75%, 2/15/17	100	63,500

IT Services — 0.5%
First Data Corp., 9.875%, 9/24/15 (f)	1,000	862,500

Independent Power Producers & Energy Traders — 0.3%
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15 (f)	590	588,525

Industrial Conglomerates — 0.5%
Sequa Corp. (f):
11.75%, 12/01/15	320	281,600
13.50%, 12/01/15 (d)	744	606,332

		887,932

Insurance — 1.5%
American International Group, Inc.,
8.25%, 8/15/18 (f)	2,500	2,464,553

Media — 2.5%
Charter Communications Holdings II, LLC,
10.25%, 9/15/10	1,825	1,752,000
Nielsen Finance LLC, 10%, 8/01/14	1,150	1,164,375
TL Acquisitions, Inc., 10.50%, 1/15/15 (f)	1,000	855,000
Windstream Regatta Holdings, Inc.,
11%, 12/01/17 (f)	748	433,840

		4,205,215

Metals & Mining — 2.5%
FMG Finance Property Ltd., 6.811%, 9/01/11 (e)(f)	180	176,400
Freeport-McMoRan Copper & Gold, Inc.,
5.883%, 4/01/15 (e)	3,180	3,188,395
Ryerson, Inc., 10.176%, 11/01/14 (e)(f)	840	802,200

		4,166,995

Oil, Gas & Consumable Fuels — 0.6%
SandRidge Energy, Inc., 6.416%, 4/01/14 (e)(f)	1,000	937,821

Paper & Forest Products — 4.5%
Abitibi-Consolidated, Inc., 6.276%, 6/15/11 (e)	2,000	915,000
Bowater, Inc., 5.776%, 3/15/10 (e)	2,000	1,640,000
NewPage Corp., 10%, 5/01/12	2,000	1,940,000
Verso Paper Holdings LLC Series B, 6.551%,
8/01/14 (e)	3,500	3,115,000

		7,610,000

Pharmaceuticals — 0.3%
Angiotech Pharmaceuticals, Inc., 6.56%, 12/01/13 (e)	500	442,500

Real Estate Management & Development — 0.3%
Realogy Corp., 11%, 10/10/13 (d)	1,215	571,050

Road & Rail — 0.0%
Swift Transportation Co., Inc., 10.554%, 5/12/14 (e)(f)	175	61,250

Semiconductors & Semiconductor Equipment — 1.1%
Avago Technologies Finance Pte. Ltd., 8.311%,
6/01/13 (e)	600	600,000
Spansion, Inc., 5.935%, 6/01/13 (e)(f)	1,690	1,174,550

		1,774,550

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund II, Inc.

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Specialty Retail — 0.7%
AutoNation, Inc., 4.791%, 4/15/13 (e)	USD 250	$ 206,250
General Nutrition Centers, Inc., 7.199%,
3/15/14 (d)(e)	350	292,792
Michaels Stores, Inc., 11.375%, 11/01/16	940	601,600

		1,100,642

Wireless Telecommunication Services — 1.6%
Cricket Communications, Inc., 9.375%, 11/01/14	1,030	1,020,988
Digicel Group Ltd., 9.125%, 1/15/15 (d)(f)	1,249	1,128,784
Sprint Capital Corp., 7.625%, 1/30/11	625	625,000

		2,774,772

Total Corporate Bonds — 42.3%		71,470,182

Common Stocks	Shares

Capital Markets — 0.3%
E*Trade Financial Corp.	145,213	464,682

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(b)	10,732	4,120

Electrical Equipment — 0.0%
Medis Technologies Ltd. (b)	13,053	40,856

Independent Power Producers & Energy Traders — 0.1%
Reliant Energy, Inc. (b)	10,424	177,521

Semiconductors & Semiconductor Equipment — 0.4%
Cypress Semiconductor Corp.	19,444	630,374

Total Common Stocks — 0.8%		1,317,553

Preferred Stocks

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (f)	44	37,620

Total Preferred Stocks — 0.0%		37,620

Total Long-Term Investments
(Cost — $246,253,063) — 131.4%		221,901,574

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Cash Sweep
Series, 2.41% (h)(i)	USD 1,790	1,790,059

Total Short-Term Securities
(Cost — $1,790,059) — 1.1%		1,790,059

Options Purchased	Contracts	Value

Call Options Purchased
Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86	—(j) $	18,590

Total Options Purchased
(Cost — $10,756) — 0.0%		18,590

Total Investments (Cost — $248,053,878*) — 132.5%		223,710,223
Liabilities in Excess of Other Assets — (32.5)%		(54,857,616)

Net Assets — 100.0%	$168,852,607

* The cost and unrealized appreciation (depreciation) of investments as of August
31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$248,075,693

Gross unrealized appreciation	$ 2,264,717
Gross unrealized depreciation	(26,630,187)

Net unrealized depreciation	$ (24,365,470)

(a) Security is fair valued.
(b) Non-income producing security.
(c) Issuer filed for bankruptcy or is in default of interest payments.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Convertible security.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	USD 1,790	$36,575

(i) Represents the current yield as of report date.
(j) Amount is less than 1.
• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely rec-
ognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (concluded) BlackRock Floating Rate Income Strategies Fund II, Inc.

• Foreign currency exchange contracts as of August 31,2008 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold		Date	Appreciation

USD 3,616,854	EUR	2,311,000	10/23/08	$ 236,550
USD 2,400,361	EUR	1,639,000	10/23/08	2,993
USD 3,853,478	GBP	1,943,000	10/23/08	326,189

Total				$ 565,732

• Swaps outstanding as of August 31,2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on Ford Motor
Credit Co. and receive 3.80%
Broker, UBS Warburg
Expires March 2010	USD 5,000	$(1,027,940)
Bought credit default protection on Dow
Jones CDX North America High Yield
Index Series 10, Class V1 and pay 5%
Broker, Credit Suisse First Boston
International
Expires June 2013	USD 2,000	5,728
Bought credit default protection on Dow
Jones CDX North America High Yield
Series 10 Index and pay 5%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	USD 700	28,692
Bought credit default protection on Dow
Jones CDX North America High Yield
Index Series 10 and receive 5%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	USD 2,000	50,728

Total		$ (942,792)

• Effective March 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 1,313,433	$ 584,322
Level 2	205,429,258	(942,792)
Level 3	16,948,942	—

Total	$223,691,633	$ (358,470)

* Other financial instruments are foreign currency exchange contracts, options and swaps.

The following is a reconciliation of investments for unobservable inputs (Level 3):

Investments in
Securities

Balance, as of February 29, 2008	$ 985,146
Realized gain (loss)	(138,751)
Change in unrealized appreciation (depreciation)	(7,494,638)
Net purchases (sales)	(155,521)
Net transfers in/out of Level 3	23,752,706

Balance, as of August 31, 2008	$16,948,942

• Currency Abbreviations:
EUR Euro
GBP British Pound
USD U.S. Dollar

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments August 31, 2008 (Unaudited)

BlackRock Senior High Income Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Aerospace & Defense — 2.0%
Hawker Beechcraft Acquisition Co. LLC:
Facility Deposits, 2.701%, 3/26/14	$ 294	$273,541
Term Loan B, 4.801%, 3/26/14	5,029	4,682,116
IAP Worldwide Services, Inc. First Lien Term Loan,
8.25%, 12/30/12	822	639,904

		5,595,561

Airlines — 0.4%
Delta Air Lines, Inc. Credit-Linked Deposit Loan,
2.314% — 4.469%, 4/30/12	1,238	1,033,313

Auto Components — 3.1%
Allison Transmission, Inc. Term Loan,
5.22% — 5.56%, 8/27/14	5,142	4,612,165
Dana Holding Corp. Term Advance, 6.75%, 1/31/15	1,721	1,581,992
Goodyear Tire & Rubber Co., Second Lien Term Loan,
4.54%, 4/30/14	1,000	912,500
Intermet Corp.:
Letter of Credit, 2.343%, 11/08/10 (b)(c)	648	550,926
Line of Credit, 2.343%, 11/09/10	30	25,559
Term Loan B, 7.696%, 5/15/11	47	39,997
Term Loan B, 7.696%, 11/08/10 (b)(c)	447	380,058
Metaldyne Co. LLC:
Initial Tranche Term Loan B, 6.50%, 1/13/14	392	219,447
Letter of Credit, 2.336% — 6.563%, 1/11/12	57	32,272

		8,354,916

Automobiles — 0.2%
Ford Motor Co. Term Loan, 5.47%, 12/16/13	474	367,367
General Motors Corp. Secured Term Loan,
5.163%, 11/29/13	374	276,154

		643,521

Biotechnology — 0.4%
Talecris Biotherapeutics, Holdings Corp. First Lien Term
Loan, 5.97% — 6.31%, 12/06/13	992	960,189

Building Products — 1.5%
Building Material Corp. of America Term Loan
Advance, 5.438% — 5.563%, 2/24/14	1,999	1,715,047
Masonite International:
Term Loan, 4.63% — 5.046%, 4/06/13	1,476	1,257,081
Term Loan B, 4.63% — 5.046%, 4/06/13	1,456	1,240,077

		4,212,205

Chemicals — 5.1%
Huish Detergents, Inc. Tranche Term Loan B,
4.81%, 4/28/14	990	896,775
ISP Chemco LLC Term Loan, 4% — 4.313%, 6/04/14	990	913,275
Ineos Group Plc:
Term B-2 Facility, 4.885%, 12/16/13	265	223,925
Term C-2 Facility, 5.385%, 12/15/14	265	223,925
PQ Corp. (Niagara Acquisition, Inc.) First Lien Term
Loan, 5.92% — 6.05%, 7/30/14	5,000	4,678,125
Rockwood Specialties Group, Inc. Tranche E Term
Loan, 4.299%, 7/30/12	1,544	1,479,482
Solutia, Inc. Term Loan, 8.50%, 2/28/14	1,500	1,445,157
Wellman, Inc. First Lien Term Loan, 7.239%,
2/10/09 (b)(c)	8,000	4,000,000

		13,860,664

	Par
Floating Rate Loan Interests	(000)	Value

Commercial Services & Supplies — 3.0%
ARAMARK Corp.:
Line of Credit Facility Letter of Credit,
2.44%, 1/27/14	$ 263	$249,440
U.S. Term Loan, 4.676%, 1/26/14	4,146	3,926,356
John Maneely Co. Term Loan,
6.042% — 6.048%, 12/09/13	1,117	1,096,845
NES Rentals Holdings, Inc. Term Loan C,
9.50%, 7/20/13	1,726	1,311,541
West Corp. Term Loan B-2, 4.844% — 5.171%,
10/24/13	1,970	1,728,423

		8,312,605

Computers & Peripherals — 0.7%
Intergraph Corp. First Lien Initial Term Loan, 4.809%,
5/29/14	419	397,756
Reynolds and Reynolds Co. First Lien Term Loan,
4.801%, 10/31/12	1,689	1,562,686

		1,960,442

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.) Letter of Credit, 2.688%, 2/07/14	500	457,500

Construction Materials — 0.3%
Headwaters, Inc. Term Loan B-1 (First Lien), 6.97%,
4/30/11	781	746,094

Containers & Packaging — 0.7%
Graham Packaging Co. L New Term Loan,
4.938% — 5.063%, 10/07/11	1,975	1,876,558

Distributors — 0.4%
Keystone Automotive Operations, Inc. Term Loan,
5.963% — 5.972%, 1/12/12	1,434	1,003,542

Diversified Consumer Services — 0.7%
Coinmach Corp. Term Loan, 5.48% — 5.81%, 11/14/14	1,994	1,832,895

Diversified Financial Services — 1.9%
DaimlerChrysler Financial Services America, LLC First
Lien Term Loan, 6.78%, 8/03/12	3,482	2,759,122
J.G. Wentworth, LLC First Lien Term Loan,
5.051%, 4/04/14	3,200	2,464,000

		5,223,122

Diversified Telecommunication Services — 0.9%
Winstar Communications Debtor In Possession,
6.366%, 12/31/06 (b)(c)	1,703	2,579,351

Electrical Equipment — 0.3%
Generac Acquisition Corp. First Lien Term Loan,
5.288%, 11/11/13	1,059	818,304

Energy Equipment & Services — 1.2%
Dresser, Inc.:
Second Lien Term Loan, 8.557%, 5/04/15	1,000	960,000
Term Loan B, 4.716% — 5.057%, 5/04/14	1,456	1,388,532
MEG Energy Corp.:
Delayed Draw Term Loan, 4.80%, 4/03/13	498	475,502
Initial Term Loan, 4.80%, 4/03/13	489	466,604

		3,290,638

Food & Staples Retailing — 0.4%
Bolthouse Farms, Inc. Second Lien Term Loan,
8.301%, 12/16/13	750	697,500
McJunkin Corp. Term Loan, 6.051%, 1/31/14	493	484,292

		1,181,792

See Notes to Financial Statements.

SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (continued)

BlackRock Senior High Income Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Food Products — 2.7%
Dole Food Co., Inc.:
Credit-Linked Deposit, 2.658%, 4/12/13	$ 1,151	$ 1,056,221
Tranche Term Loan B, 4.50% — 6%, 4/12/13	429	393,648
Tranche Term Loan C, 4.50% — 6%, 4/04/13	2,746	2,520,658
Eight O’Clock Coffee Term Loan,
5.25%, 7/31/12	907	870,348
Jetro Holdings, Inc. Term Loan, 5.05%, 5/11/14	969	915,469
Sturm Foods, Inc. First Lien Initial Term Loan,
5.25% — 5.375%, 1/31/14 (d)	247	201,203
Wrigley Co. Term Loan B, 6.402%, 8/11/14	1,400	1,405,501

		7,363,048

Health Care Equipment & Supplies — 1.1%
Biomet, Inc. Dollar Term Loan, 5.801%, 3/25/15	1,985	1,944,059
DJO Finance LLC Term Loan,
5.469% — 5.801%, 5/20/14	995	970,125

		2,914,184

Health Care Providers & Services — 1.0%
Community Health Systems, Inc. Funded
Term Loan, 4.719% — 5.06%, 7/15/14	2,348	2,218,719
Sterigenics International, Inc. Tranche Term Loan B,
5.03% — 5.39%, 11/21/13	486	444,761

		2,663,480

Hotels, Restaurants & Leisure — 4.3%
Cedar Fair LP Term Loan B, 4.469%, 8/30/12	2,940	2,777,074
Greenwood Racing, Inc. Term Loan, 4.72%, 11/28/11	739	694,425
Harrah’s Operating Co., Inc. Term Loan B-2,
5.80% — 5.801%, 1/28/15	998	873,685
Las Vegas Sands LLC:
Delay Draw Term Loan, 4.56%, 5/23/14	300	255,273
Tranche Term Loan B, 4.56%, 5/23/14	1,188	1,010,880
OSI Restaurant Partners, Inc. Term Loan B,
5.125%, 5/15/14	1,196	911,981
QCE LLC First Lien Term Loan, 4.813%, 5/05/13	980	826,466
VML US Finance LLC (Venetian Macau):
Delay Draw Term Loan, 5.06%, 5/25/12	1,500	1,452,500
Funded Project Loan, 5.06%, 5/27/13	3,000	2,904,999

		11,707,283

IT Services — 5.2%
Activant Solutions Inc. Term Loan,
4.688% — 4.813%, 5/02/13	1,638	1,417,198
Audio Visual Services Group, Inc.:
Second Lien Term Loan, 8.31%, 8/28/14	500	440,000
Tranche Term Loan B, 5.06%, 2/28/14	1,985	1,687,250
Ceridian Corp. U.S. Term Loan, 5.464%, 11/09/14	1,500	1,410,000
First Data Corp.:
Initial Term Loan B-2, 5.222% — 5.552%,
9/24/14	1,990	1,824,236
Initial Tranche B-3, 5.551% — 5.552%,
9/24/14	995	911,796
RedPrairie Corp. Term Loan:
5.50% — 7%, 7/20/12	689	647,384
5.75%, 7/20/12	296	254,130
SunGard Data Systems, Inc. U.S. Term Loan,
4.553%, 2/28/14	5,951	5,584,956

		14,176,950

	Par
Floating Rate Loan Interests	(000)	Value

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Term Loan B-2, 5.963% — 6.303%, 10/10/29	$ 993	$ 924,954
Term Loan B-3, 5.963% — 6.303%, 10/10/14	1,985	1,846,050

		2,771,004

Insurance — 0.2%
Alliant Holdings I, Inc. Term Loan, 5.801%, 8/21/14	496	456,550

Internet & Catalog Retail — 0.3%
FTD Group, Inc. Tranche Term Loan B, 7.50%, 8/04/14	750	727,500

Leisure Equipment & Products — 0.6%
Fender Musical Instruments Corp.:
Delay Draw Term Loan, 5.06%, 6/09/14	667	583,820
Initial Loan, 5.05% — 5.17%, 6/09/14	1,321	1,155,964

		1,739,784

Machinery — 2.6%
Harrington Holdings, Inc. First Lien Term Loan,
4.719%, 1/11/14	988	915,906
Lincoln Industrials Second Lien Term Loan,
8.22%, 12/18/14	1,000	910,000
Navistar International Corp.:
Revolving Credit, 5.739% — 6.046%, 1/19/12	1,067	982,667
Term Advance, 6.046% — 6.292%, 1/19/12	2,933	2,702,333
OshKosh Truck Corp. Term Loan B,
4.22% — 4.43%, 12/06/13	1,865	1,696,372

		7,207,278

Media — 16.7%
Affinion Group Holdings, Inc. Term Loan, 9.368%,
3/01/12	2,000	1,677,500
Cequel Communications LLC (Cebridge):
Second Lien Term Loan,
8.801% — 8.804%, 5/04/14	5,011	4,389,296
Term Loan 1, 4.79% — 6%, 11/05/13	1,631	1,522,223
Charter Communications Operating LLC Replacement
Term Loan, 4.67% — 4.80%, 3/06/14	5,970	5,214,628
ClientLogic Holding Corp. Term Loan B,
4.962% — 5.356%, 1/30/14	968	751,762
Education Media and Publishing:
First Lien Term Loan B, 6.464%, 11/14/14	2,636	2,366,136
Term Loan B, 6.464%, 11/14/14	2,000	1,795,000
Ellis Communications Term Loan, 10%, 12/30/11	3,895	3,116,296
GateHouse Media Operating, Inc.:
Delay Draw Term Loan, 4.80% — 4.81%, 8/28/14	389	208,768
Initial Term Loan B, 4.81%, 8/28/14	917	493,098
Getty Images, Inc. Initial Term Loan, 7.25%, 7/02/15	500	499,219
Hanley-Wood LLC Term Loan,
4.711% — 4.717%, 3/08/14	995	772,369
Insight Midwest Holdings, LLC Term Loan B,
4.47%, 4/07/14	3,375	3,241,056
Knology, Inc. Term Loan, 5.038%, 6/30/12	743	683,100
Mediacom Illinois, LLC (Mediacom Communications, LLC):
Term Loan C, 4.22% — 4.23%, 1/31/15	2,529	2,334,888
Term Loan D, 4.22% — 4.23%, 1/31/15	1,968	1,815,187
Newsday LLC Term Loan, 9.75%, 8/01/13	3,500	3,493,438
Nielsen Finance LLC Dollar Term Loan, 4.803%,
8/19/13	3,439	3,176,028
Penton Media, Inc. Second Lien Term Loan, 7.799%,
2/01/14	741	561,023
Thomson Learning, Inc.:
Term Loan, 4.97%, 6/30/14	1,489	1,292,887
Term Loan B-2, 7.50%, 7/05/14	6,250	6,187,500

		45,591,402

See Notes to Financial Statements.

 SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (continued)

BlackRock Senior High Income Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)	Value

Metals & Mining — 0.7%
Euramax International Plc:
First Lien Term Loan, 8%, 6/29/12	$ 1,624	$1,309,922
Second Lien Term Loan, 10.791%, 6/29/13	1,000	665,000

		1,974,922

Multiline Retail — 1.0%
Neiman Marcus Group, Inc. Term Loan,
4.422%, 4/06/13	3,000	2,783,181

Oil, Gas & Consumable Fuels — 1.7%
Big West Oil & Gas:
Delay Advanced Term Loan, 4.471% —
4.68%, 5/15/14	550	484,000
Initial Advance Term Loan, 4.68%, 5/15/14	440	387,200
Petroleum Geo-Services ASA Term Loan,
4.55%, 6/28/15	954	923,542
Scorpion Drilling Ltd. Second Lien Term Loan,
9.969%, 5/05/15	2,000	2,020,000
Western Refining Inc. Term Loan, 7.75%, 5/30/14	919	792,501

		4,607,243

Paper & Forest Products — 0.4%
Boise Paper Holdings LLC (Aldabra Sub LLC) Second Lien
Term Loan, 7.50%, 2/24/15	997	993,047

Pharmaceuticals — 0.9%
Pharmaceutical Technologies & Services (PTS) Term
Loan, 5.051%, 4/15/14	2,970	2,591,325

Real Estate — 0.9%
Realogy Corp. Letter of Credit, 2.44%, 10/10/13	2,970	2,451,488

Real Estate Management & Development — 1.2%
LNR Property Corp. Term Loan B, 6.04%, 7/12/11	4,400	3,395,335

Road & Rail — 0.5%
Rail America, Inc.:
Canadian Term Loan, 6.79%, 8/14/09	560	557,996
U.S. Term Loan, 6.79%, 8/14/09	939	934,504

		1,492,500

Specialty Retail — 1.0%
ADESA, Inc. (KAR Holdings, Inc.) Initial Term Loan B,
5.06%, 10/21/13	1,966	1,748,558
Burlington Coat Factory Warehouse Corp. Term Loan,
5.06%, 5/28/13	494	382,177
Claire’s Stores Inc. Term Loan B,
5.219% — 5.56%, 5/29/14	741	494,905

		2,625,640

Wireless Telecommunication Services — 1.5%
Centennial Cellular Operating Co. New Term Loan,
4.469% — 4.801%, 2/09/11	2,750	2,690,416
IPC Systems Inc. Tranche Term Loan B1, 5.051%,
6/02/14	990	742,500
NG Wireless:
Delay Draw Term Loan, 5.219%, 7/31/14	140	133,356
Term Loan, 5.219% — 5.551%, 7/31/14	610	579,144

		4,145,416

Total Floating Rate Loan Interests — 68.9%		188,321,772

	Par
Corporate Bonds	(000)	Value

Aerospace & Defense — 1.8%
Moog, Inc., 7.25%, 6/15/18 (e)	$ 5,000	$ 4,900,000

Auto Components — 2.2%
The Goodyear Tire & Rubber Co.:
6.678%, 12/01/09 (f)	5,070	5,070,000
8.625%, 12/01/11	1	1,030
Lear Corp., 8.75%, 12/01/16	1,015	763,787
Metaldyne Corp., 11%, 6/15/12	1,075	166,625
Venture Holdings Co. LLC (a)(b)(c):
12%, 6/01/09	700	—
Series B, 9.50%, 7/01/05	3,325	333

		6,001,775

Building Products — 2.3%
CPG International I, Inc.:
9.904%, 7/01/12 (f)	3,500	2,660,000
10.50%, 7/01/13	1,500	1,155,000
Momentive Performance Materials, Inc. Series WI,
9.75%, 12/01/14	800	722,000
Ply Gem Industries, Inc., 11.75%, 6/15/13 (e)	2,005	1,824,550

		6,361,550

Chemicals — 4.4%
American Pacific Corp., 9%, 2/01/15	610	591,700
ArCo Chemical Co., 9.80%, 2/01/20	1,350	978,750
GEO Specialty Chemicals Corp. (g):
11.283%, 12/31/09	2,873	2,151,159
7.50%, 3/31/15 (a)(d)(e)	1,722	1,289,374
Hanna (M.A.) Co., 6.89%, 9/22/08	1,000	1,000,000
Hexion U.S. Finance Corp., 7.304%, 11/15/14 (f)	3,500	2,668,750
NOVA Chemicals Corp., 5.953%, 11/15/13 (f)	3,845	3,306,700

		11,986,433

Commercial Banks — 0.2%
Investcorp SA, 7.54%, 10/21/08	500	500,069

Construction Materials — 1.2%
Nortek Holdings, Inc., 10%, 12/01/13 (e)	3,420	3,197,700

Containers & Packaging — 5.2%
Berry Plastics Holding Corp., 6.651%, 9/15/14 (f)	100	75,000
Clondalkin Acquisition BV, 4.776%, 12/15/13 (e)(f)	3,500	2,905,000
Graphic Packaging International Corp.,
9.50%, 8/15/13	215	202,100
Packaging Dynamics Finance Corp., 10%,
5/01/16 (e)	4,285	2,892,375
Smurfit Kappa Funding Plc, 7.75%, 4/01/15	5,150	4,532,000
Smurfit-Stone Container Enterprises, Inc.:
8.375%, 7/01/12	800	702,000
8%, 3/15/17	1,300	1,040,000
Wise Metals Group LLC, 10.25%, 5/15/12	2,000	1,765,000

		14,113,475

Diversified Financial Services — 1.6%
Ford Motor Credit Co. LLC, 5.47%, 1/13/12 (f)	1,340	989,329
Highland Legacy Ltd., 9.051%, 6/01/11 (e)(f)	4,000	3,330,000

		4,319,329

Diversified Telecommunication Services — 0.3%
Qwest Corp., 6.026%, 6/15/13 (f)	1,025	948,125

Electric Utilities — 0.9%
NSG Holdings LLC, 7.75%, 12/15/25 (e)	2,620	2,515,200

See Notes to Financial Statements.

SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (continued)

BlackRock Senior High Income Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Electronic Equipment & Instruments — 1.9%
Communications & Power Industries, Inc.,
8%, 2/01/12	$ 3,000	$ 2,895,000
NXP BV, 5.541%, 10/15/13 (f)	3,125	2,429,688

		5,324,688

Health Care Equipment & Supplies — 0.8%
Biomet, Inc.:
10%, 10/15/17	600	648,000
10.375%, 10/15/17 (d)	600	633,000
11.625%, 10/15/17	800	841,000

		2,122,000

Health Care Providers & Services — 0.4%
Community Health Systems, Inc., Series WI,
8.87%, 7/15/15	990	999,900

Hotels, Restaurants & Leisure — 6.6%
American Real Estate Partners LP, 7.125%, 2/15/13	3,000	2,621,250
CCM Merger, Inc., 8%, 8/01/13 (e)	4,125	3,320,625
Harrah’s Operating Co., Inc. (e):
10.75%, 2/01/16	6,916	4,651,010
10.75%, 2/01/18 (d)	2,130	1,257,870
Little Traverse Bay Bands of Odawa Indians, 10.25%,
2/15/14 (e)	1,210	1,007,325
Shingle Springs Tribal Gaming Authority, 9.375%,
6/15/15 (e)	690	560,625
Snoqualmie Entertainment Authority, 6.875%,
2/01/14 (e)(f)	500	366,250
Station Casinos, Inc., 7.75%, 8/15/16	1,000	675,000
Tropicana Entertainment LLC Series WI, 9.625%,
12/15/14 (b)(c)	220	70,400
Tunica-Biloxi Gaming Authority, 9%, 11/15/15 (e)	1,500	1,421,250
Universal City Florida Holding Co. I, 7.551%,
5/01/10 (f)	2,050	1,983,375

		17,934,980

Household Durables — 0.3%
Jarden Corp., 7.50%, 5/01/17	970	863,300

IT Services — 0.9%
First Data Corp., 9.875%, 9/24/15 (e)	3,000	2,587,500

Independent Power Producers & Energy Traders — 2.1%
Energy Future Holding Corp., 11.25%,
11/01/17 (d)(e)	1,500	1,477,500
Texas Competitive Electric Holdings Co. LLC (e):
10.25%, 11/01/15	3,220	3,211,950
10.50%, 11/01/16 (d)	1,200	1,146,000

		5,835,450

Industrial Conglomerates — 1.8%
Sequa Corp. (e):
11.75%, 12/01/15	2,550	2,244,000
13.50%, 12/01/15 (d)	3,359	2,736,917

		4,980,917

Insurance — 1.1%
American International Group, Inc., 8.25%,
8/15/18 (e)	3,000	2,957,463

	Par
Corporate Bonds	(000)	Value

Machinery — 1.7%
Ahern Rentals, Inc., 9.25%, 8/15/13	$ 2,700	$ 1,741,500
ESCO Corp., 6.651%, 12/15/13 (e)(f)	1,540	1,447,600
RBS Global, Inc., 8.875%, 9/01/16	835	778,637
Titan International, Inc., 8%, 1/15/12	770	762,300

		4,730,037

Marine — 0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14	324	309,420

Media — 4.8%
Affinion Group, Inc., 10.125%, 10/15/13	515	507,275
Charter Communications Holdings LLC:
10%, 4/01/09	1,750	1,662,500
11.125%, 1/15/11	1,319	804,590
10%, 5/15/11	660	435,600
Mediacom LLC, 9.50%, 1/15/13	1,875	1,814,063
Nielsen Finance LLC, 10%, 8/01/14	1,860	1,883,250
Rainbow National Services LLC, 8.75%,
9/01/12 (e)	5,250	5,355,000
Windstream Regatta Holdings, Inc., 11%,
12/01/17 (e)	1,244	721,520

		13,183,798

Metals & Mining — 4.2%
Aleris International, Inc., 9%, 12/15/14 (d)	840	655,200
Freeport-McMoRan Copper & Gold, Inc., 5.883%,
4/01/15 (f)	5,430	5,444,335
RathGibson, Inc., 11.25%, 2/15/14	2,175	2,093,437
Ryerson, Inc., 10.176%, 11/01/14 (e)(f)	3,360	3,208,800

		11,401,772

Oil, Gas & Consumable Fuels — 3.7%
Chaparral Energy, Inc., 8.50%, 12/01/15	730	635,100
Compton Petroleum Finance Corp.,
7.625%, 12/01/13	1,475	1,384,656
Peabody Energy Corp., 7.375%, 11/01/16	4,530	4,665,900
Sabine Pass LNG LP, 7.50%, 11/30/16	2,985	2,611,875
SandRidge Energy, Inc., 6.416%, 4/01/14 (e)(f)	1,000	937,821

		10,235,352

Paper & Forest Products — 7.1%
Abitibi-Consolidated, Inc., 6.276%, 6/15/11 (f)	2,755	1,260,412
Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (e)	3,096	2,485,212
Bowater, Inc., 5.776%, 3/15/10 (f)	7,400	6,068,000
Domtar Corp., 7.125%, 8/15/15	1,775	1,712,875
NewPage Corp., 9.051%, 5/01/12 (f)	5,175	4,851,562
Verso Paper Holdings LLC Series B, 6.551%,
8/01/14 (f)	3,300	2,937,000

		19,315,061

Pharmaceuticals — 2.2%
Angiotech Pharmaceuticals, Inc., 6.56%,
12/01/13 (f)	2,690	2,380,650
Elan Finance Plc:
6.804%, 11/15/11 (f)	2,325	2,144,812
7.75%, 11/15/11	1,650	1,526,250

		6,051,712

Real Estate Management & Development — 0.7%
Realogy Corp., 11%, 4/15/14 (d)	3,820	1,795,400

See Notes to Financial Statements.

SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (continued) BlackRock Senior High Income Fund, Inc.

(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Road & Rail — 0.1%
Swift Transportation Co., Inc., 10.554%,
5/15/15 (e)(f)	$ 650	$ 227,500

Semiconductors & Semiconductor Equipment — 1.0%
Avago Technologies Finance Pte. Ltd., 8.311%,
6/01/13 (f)	766	766,000
Freescale Semiconductor, Inc., 8.875%, 12/15/14	510	413,100
Spansion, Inc., 5.935%, 6/01/13 (e)(f)	2,180	1,515,100

		2,694,200

Specialty Retail — 0.6%
Michaels Stores, Inc., 10%, 11/01/14	1,055	791,250
United Auto Group, Inc., 7.75%, 12/15/16	915	742,294

		1,533,544

Textiles, Apparel & Luxury Goods — 1.0%
Quiksilver, Inc., 6.875%, 4/15/15	3,525	2,828,812

Wireless Telecommunication Services — 0.8%
iPCS, Inc., 4.926%, 5/01/13 (f)	630	559,125
Nordic Telephone Co. Holdings ApS, 8.875%,
5/01/16 (e)	1,200	1,155,000
Orascom Telecom Finance SCA, 7.875%, 2/08/14 (e)	395	361,899

		2,076,024

Total Corporate Bonds — 64.0%		174,832,486

Common Stocks	Shares

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)(c)	142,466	54,693

Containers & Packaging — 0.0%
Smurfit Kappa Plc	18,171	117,241

Hotels, Restaurants & Leisure — 0.2%
Lodgian, Inc. (c)	41,866	354,186

Paper & Forest Products — 0.9%
Ainsworth Lumber Co. Ltd.	375,634	1,079,003
Ainsworth Lumber Co. Ltd. (e)	421,556	1,213,140

		2,292,143

Wireless Telecommunication Services — 0.1%
American Tower Corp. Class A (c)	8,455	349,445

Total Common Stocks — 1.2%		3,167,708

Preferred Securities

	Par
Capital Trusts	(000)

Diversified Financial Services — 0.6%
Citigroup, Inc., 8.40% (f)(h)	$ 2,000	1,698,040

Total Capital Trusts — 0.6%		1,698,040

	Beneficial
	Interest
Other Interests (i)	(000)	Value

Auto Components — 0.0%
Cambridge Industries, Inc. (Litigation Trust
Certificates) (a)	$ 4,131	$ 41

Media — 0.0%
Adelphia Preferred Escrow (a)	3	—
Adelphia Recovery Trust Series ACC-6B INT (a)	250	25

		25

Total Other Interests — 0.0%		66

Total Long-Term Investments
(Cost — $423,764,595) — 134.7%		368,020,072

Short-Term Securities

BlackRock Liquidity Series, LLC Cash Sweep
Series, 2.41% (j)(k)	1,947	1,947,106

Total Short-Term Securities
(Cost — $1,947,106) — 0.7%		1,947,106

Total Investments (Cost — $425,711,701*) — 135.4%		369,967,178
Liabilities in Excess of Other Assets — (35.4)%		(96,718,967)

Net Assets — 100.0%		$ 273,248,211

* The cost and unrealized appreciation (depreciation) of investments as of August
31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 425,729,357

Gross unrealized appreciation	$ 4,619,285
Gross unrealized depreciation	(60,381,464)

Net unrealized depreciation	$ (55,762,179)

(a) Security is fair valued.
(b) Issuer filed for bankruptcy or is in default of interest payments.
(c) Non-income producing security.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(g) Convertible security.
(h) Security is perpetual in nature and has no stated maturity date.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$1,947	$41,351

(k) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT AUGUST 31, 2008

Schedule of Investments (concluded) BlackRock Senior High Income Fund, Inc.

(Percentages shown are based on Net Assets)

• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely rec-
ognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of August 31,2008 were as follows:

Currency	Currency	Settlement	Unrealized
Purchased	Sold	Date	Depreciation

USD 1,011,317	CAD 1,075,000	10/23/08	$ (412)

• Swaps outstanding as of August 31,2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on Ford
Motor Credit Co. and receive 2.05%
Broker, Deutsche Bank AG London
Expires March 2010	$ 5,000	$(801,730)
Bought credit default protection on
Dow Jones CDX North America High Yield
Index Series 10 Class V1 and pay 5%
Broker, Credit Suisse First Boston International
Expires June 2013	$ 4,000	11,456
Bought credit default protection on
Dow Jones CDX North America High Yield
Series 10 Index and pay 5%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	$ 1,100	45,088
Bought credit default protection on
Dow Jones CDX North America High Yield
Index Series 10 and receive 5%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	$ 3,300	83,701

Total		$(661,485)

• Effective March 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.
The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 1,782,634	$ (412)
Level 2	347,056,473	(661,485)
Level 3	21,128,071	—

Total	$369,967,178	$ (661,897)

* Other financial instruments are foreign currency exchange contracts and swaps.
The following is a reconciliation of investments for unobservable inputs (Level 3):

Investments in
Securities

Balance, as of February 29, 2008	$ 399
Realized gain (loss)	(376,266)
Change in unrealized appreciation (depreciation)	(11,489,591)
Net purchases (sales)	(161,306)
Net transfers in/out of Level 3	33,154,835

Balance, as of August 31, 2008	$21,128,071

• Currency Abbreviations:
CAD Canadian Dollar
USD U.S. Dollar

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT AUGUST 31, 2008

Statements of Assets and Liabilities

	BlackRock
	Floating Rate	BlackRock
	Income	Senior High
	Strategies	Income
August 31, 2008 (Unaudited)	Fund II, Inc.	Fund, Inc.

Assets

Investments at value — unaffiliated[1]	$ 221,920,164	$ 368,020,072
Investments at value — affiliated[2]	1,790,059	1,947,106
Unrealized appreciation on foreign currency exchange contracts	565,732	—
Unrealized appreciation on swaps	85,148	140,245
Unrealized appreciation on unfunded loan commitments	—	3,724
Cash	265,325	280,209
Foreign currency at value[3]	132,701	—
Cash collateral paid for swap contracts	—	600,000
Interest receivable	3,134,543	5,388,280
Investments sold receivable	1,040,601	833,234
Swap premium paid	245,443	451,142
Swaps receivable	39,057	51,496
Dividends receivable	—	856
Commitment fees receivable	21,626	255
Principle paydowns receivable	16,204	—
Prepaid expenses	11,124	19,475

Total assets	229,267,727	377,736,094

Liabilities

Loan payable	56,000,000	99,500,000
Unrealized depreciation on swaps	1,027,940	801,730
Unrealized depreciation on foreign currency exchange contracts	—	412
Investments purchased payable	2,713,406	3,581,550
Dividends payable	114,602	189,174
Investment advisory fees payable	146,086	165,068
Unrealized depreciation on unfunded corporate loans	100,442	—
Swaps payable	48,306	86,889
Interest expense payable	42,086	74,672
Deferred income	46,034	10,310
Officer’s and Directors’ fees payable	302	689
Other accrued expenses payable	53,419	77,389
Other liabilities	122,497	—

Total liabilities	60,415,120	104,487,883

Net Assets	$ 168,852,607	$ 273,248,211

Net Assets Consist of

Par value $0.10 per share, 200,000,000 shares authorized[4]	$ 1,049,693	$ 5,644,768
Paid-in capital in excess of par	199,119,933	479,438,008
Undistributed (distributions in excess of) net investment income	1,684,475	(1,296,285)
Accumulated net realized loss	(8,145,268)	(154,135,529)
Net unrealized appreciation/depreciation	(24,856,226)	(56,402,751)

Net Assets	$ 168,852,607	$ 273,248,211

Net asset value	$ 16.09	$ 4.84

[1]Investments at cost — unaffiliated	$ 246,263,819	$ 423,764,595

[2]Investments at cost — affiliated	$ 1,790,059	$ 1,947,106

[3]Foreign currency at cost	$ 134,491	—

[4]Shares outstanding	10,496,930	56,447,675

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

19

Statements of Operations

	BlackRock
	Floating Rate	BlackRock
	Income	Senior High
	Strategies	Income
Six Months Ended August 31, 2008 (Unaudited)	Fund II, Inc.	Fund, Inc.

Investment Income

Interest	$ 9,018,738	$ 15,534,539
Income from affiliates	36,575	41,351
Dividends	—	4,553
Facility and other fees	154,173	76,003

Total income	9,209,486	15,656,446

Expenses

Investment advisory	841,639	958,204
Borrowing	85,894	141,145
Professional	42,141	60,127
Accounting services	14,040	27,621
Printing	24,963	25,417
Transfer agent	4,033	20,407
Officer and Directors	9,141	14,524
Custodian	10,446	12,756
Registration	4,440	9,147
Miscellaneous	15,881	23,601

Total expenses excluding interest expense	1,052,618	1,292,949
Interest expense	898,644	1,682,347

Total expenses	1,951,262	2,975,296
Less fees paid indirectly	(1,581)	—

Total expenses after fees paid indirectly	1,949,681	2,975,296

Net investment income	7,259,805	12,681,150

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(5,247,572)	(12,560,711)
Swaps	26,531	(70,412)
Options written	120,000	240,000
Foreign currency	(350,779)	(36)

	(5,451,820)	(12,391,159)

Net change in unrealized appreciation/depreciation on:
Investments	5,981,494	2,809,632
Unfunded corporate loans	42,394	135,135
Swaps	(414,093)	(16,000)
Foreign currency	650,593	(467)

	6,260,388	2,928,300

Total realized and unrealized gain (loss)	808,568	(9,462,859)

Net Increase in Net Assets Resulting from Operations	$ 8,068,373	$ 3,218,291

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Statements of Changes in Net Assets

	BlackRock
	Floating Rate Income		BlackRock
	Strategies Fund II, Inc.		Senior High Income Fund, Inc.

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	August 31, 2008	February 29,	August 31, 2008	February 29,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	(Unaudited)	2008

Operations

Net investment income	$ 7,259,805	$ 16,240,951	$ 12,681,150	$ 30,307,192
Net realized loss	(5,451,820)	(1,173,755)	(12,391,159)	(1,736,048)
Net change in unrealized appreciation/depreciation	6,260,388	(33,099,303)	2,928,300	(60,505,247)

Net increase (decrease) in net assets resulting from operations	8,068,373	(18,032,107)	3,218,291	(31,934,103)

Dividends to Shareholders From

Net investment income	(7,768,778)	(15,779,101)	(14,732,193)	(31,809,845)

Capital Share Transactions

Reinvestment of dividends	—	—	70,154	986,870

Net Assets

Total increase (decrease) in net assets	299,595	(33,811,208)	(11,443,748)	(62,757,078)
Beginning of period	168,553,012	202,364,220	284,691,959	347,449,037

End of period	$ 168,852,607	$ 168,553,012	$ 273,248,211	$ 284,691,959

End of period undistributed (distributions in excess of) net investment income	$ 1,684,475	$ 2,193,448	$ (1,296,285)	$ 754,758

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

21

Statements of Cash Flows

	BlackRock
	Floating Rate	BlackRock
	Income	Senior High
	Strategies	Income
Six Months Ended August 31, 2008 (Unaudited)	Fund II, Inc.	Fund, Inc.

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$ 8,068,373	$ 3,218,291
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in receivables	379,011	1,196,257
Decrease in prepaid expenses and other assets	11,652	3,100
Increase (decrease) in other liabilities	87,705	(12)
Swap premium received	(157,315)	(235,973)
Swap premium paid	(245,443)	(451,142)
Net realized and unrealized gain (loss)	(1,064,975)	9,410,380
Amortization of premium and discount on investments	(365,968)	(326,572)
Paid-in-kind income	(210,420)	(365,265)
Premiums received from options written	120,000	240,000
Proceeds from sales and paydowns of long-term investments	57,974,830	86,169,580
Purchases of long-term investments	(62,148,501)	(92,283,303)
Net purchase of short-term investments	(1,790,059)	(47,106)

Net cash provided by operating activities	658,890	6,528,235

Cash Used for Financing Activities

Cash receipts from loans	56,000,000	97,000,000
Cash payments on loans	(50,000,000)	(89,000,000)
Cash dividends paid	(7,773,627)	(14,702,509)

Net cash used for financing activities	(1,773,627)	(6,702,509)

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	(1,790)	—

Cash

Net decrease in cash	(1,116,527)	(174,274)
Cash at beginning of period	1,514,553	454,483

Net cash at end of period	$ 398,026	$ 280,209

Cash Flow Information

Cash paid for interest	$ 895,709	$ 1,678,865

Non-Cash Financing Activities

Reinvestment of dividends	—	$ 70,154

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Financial Highlights		BlackRock Floating Rate Income Strategies Fund II, Inc.

					Period
	Six Months Ended Year Ended		Year Ended February 28,		July 30, 2004[1]
	August 31, 2008	February 29,			to February 28,
	(Unaudited)	2008	2007	2006	2005
Per Share Operating Performance

Net asset value, beginning of period	$ 16.06	$ 19.28	$ 19.39	$ 19.74	$ 19.10

Net investment income[2]	0.69	1.55	1.55	1.33	0.58
Net realized and unrealized gain (loss)	0.08	(3.27)	(0.12)	(0.31)	0.57

Net increase (decrease) from investment operations	0.77	(1.72)	1.43	1.02	1.15

Dividends and distributions from:
Net investment income	(0.74)	(1.50)	(1.54)	(1.27)	(0.47)
Net realized gain	—	—	—	(0.10)	(0.01)

Total dividends and distributions	(0.74)	(1.50)	(1.54)	(1.37)	(0.48)

Capital charges with respect to issuance of shares	—	—	—	—	(0.03)

Net asset value, end of period	$ 16.09	$ 16.06	$ 19.28	$ 19.39	$ 19.74

Market price, end of period	$ 14.44	$ 14.75	$ 18.50	$ 17.76	$ 19.44

Total Investment Return[3]

Based on net asset value	5.25%[4]	(8.98)%	8.31%	6.07%	5.97%[4]

Based on market price	2.84%[4]	(12.88)%	13.47%	(1.35)%	(0.34)%[4]

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly and excluding interest expense	1.22%[5]	1.20%	1.22%	1.25%	0.92%[5]

Total expenses after waiver and fees paid indirectly	2.27%[5]	2.78%	2.87%	2.46%	1.30%[5]

Total expenses after waiver and before fees paid indirectly	2.27%[5]	2.78%	2.87%	2.46%	1.30%[5]

Total expenses	2.27%[5]	2.78%	2.87%	2.46%	1.48%[5]

Net investment income	8.46%[5]	8.39%	8.03%	6.88%	5.11%[5]

Supplemental Data

Net assets, end of period (000)	$ 168,853	$ 168,553	$ 202,364	$ 203,557	$ 207,255

Loan outstanding, end of period (000)	$ 56,000	$ 50,000	$ 47,000	$ 61,400	$ 60,300

Average loan outstanding during the period (000)	$ 52,574	$ 55,269	$ 61,022	$ 63,725	$ 29,072

Portfolio turnover	23%	65%	65%	72%	30%

Asset coverage, end of period per $1,000	$ 4,015	$ 4,371	$ 5,306	$ 4,315	$ 4,437

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

23

Financial Highlights				BlackRock Senior High Income Fund, Inc.

	Six Months
	Ended	Year Ended	Year Ended February 28,			Year Ended
	August 31, 2008	February 29,				February 29,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 5.04	$ 6.17	$ 6.00	$ 6.28	$ 6.10	$ 4.82

Net investment income[1]	0.22	0.54	0.57	0.55	0.57	0.62
Net realized and unrealized gain (loss)	(0.16)	(1.11)	0.16	(0.27)	0.16	1.30

Net increase (decrease) from investment operations	0.06	(0.57)	0.73	0.28	0.73	1.92

Dividends from net investment income	(0.26)	(0.56)	(0.56)	(0.56)	(0.55)	(0.64)

Net asset value, end of period	$ 4.84	$ 5.04	$ 6.17	$ 6.00	$ 6.28	$ 6.10

Market price, end of period	$ 4.33	$ 4.91	$ 6.53	$ 5.88	$ 6.21	$ 6.11

Total Investment Return[2]

Based on net asset value	1.41%[3]	(9.76)%	12.82%	5.07%	12.88%	41.49%

Based on market price	(6.88)%[3]	(16.94)%	21.84%	4.13%	11.44%	25.34%

Ratios to Average Net Assets

Total expenses, excluding interest expense	0.91%[4]	0.86%	0.90%	0.91%	0.91%	0.90%

Total expenses	2.09%[4]	2.70%	3.03%	2.39%	1.69%	1.42%

Net investment income	8.91%[4]	9.16%	9.42%	9.23%	9.28%	11.23%

Supplemental Data

Net assets, end of period (000)	$ 273,248	$ 284,692	$ 347,449	$ 335,690	$ 349,791	$ 339,950

Loan outstanding, end of period (000)	$ 99,500	$ 91,500	$ 132,000	$ 141,700	$ 147,500	$ 132,297

Average loan outstanding during the period (000)	$ 98,500	$ 109,978	$ 131,575	$ 128,461	$ 137,934	$ 112,037

Portfolio turnover	22%	48%	62%	48%	54%	64%

Asset coverage, end of period per $1,000	$ 3,746	$ 4,112	$ 3,632	$ 3,369	$ 3,371	$ 3,570

[1]	Based on average shares outstanding.

[2]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Floating Rate Income Strategies Fund II, Inc. (“Floating Rate
Income II”) and BlackRock Senior High Income Fund, Inc. (“Senior High
Income”) (the “Funds” or individually as the “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified and non-diversified, respectively, closed-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their
Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds value their bond investments on the basis of last available bid prices or current market quotations pro-
vided by dealers or pricing services selected under the supervision of the Funds’ Board of Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determin-
ing the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable invest-
ments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Swap agreements are valued by quoted fair values received daily by the Funds’ pricing service or through brokers. Short term securities are valued at amortized cost.
Investments in open-end investment companies are valued at net asset value each business day.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is val-
ued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a num-
ber of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York
Stock Exchange (“NYSE”). The values of such securities used in comput-
ing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Funds may engage in various port-
folio investment strategies both to increase the returns of the Funds and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the underly-
ing security, or if the counterparty does not perform under the contract.

•Foreign currency exchange contracts — The Funds may enter into foreign currency exchange contracts as a hedge against either specif-
ic transactions or portfolio positions. Foreign currency exchange con-
tracts, when used by the Funds, help to manage the overall exposure to the foreign currency backing some of the investments held by the
Funds. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.
When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•Options — The Funds may purchase and write call and put options.
When the Funds write an option, an amount equal to the premium received by the Funds is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis

SEMI-ANNUAL REPORT

AUGUST 31, 2008

25

Notes to Financial Statements (continued)

of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

•Swaps — Each Fund may enter into swap agreements, in which the
Funds and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the accompanying Statements of
Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unreal-
ized appreciation (depreciation). When the swap is terminated, the
Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consider-
ation for a guarantee from the counterparty to make a specific pay-
ment should a negative credit event take place.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: The Funds invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institu-
tions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans gen-
erally pay interest at rates that are periodically redetermined by refer-
ence to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
The Funds consider these investments to be investments in debt securi-
ties for purposes of their investment policies.

Each Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, con-
sent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recognized on the accrual basis. Prepayment penalty fees are recorded as income or expense. When a Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by a Fund may include covenant waiver fees and covenant modification fees.

Each Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The
Fund may invest in such loans in the form of participations in loans
(“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contrac-
tual relationship only with the lender, not with the borrower. Each Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of

26 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Notes to Financial Statements (continued)

the loan agreement relating to the loans, nor any rights of offset against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies in-
versely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Un-
like interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Funds segregate assets in connection with certain investments (e.g., foreign currency exchange contracts and swaps) or certain borrowings, the Funds will, consistent with certain interpretive letters issued by the
SEC, designate on their books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Funds have determined the ex-dividend date. Interest income is recog-
nized on the accrual basis. The Funds amortize all premiums and dis-
counts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ U.S. federal tax returns remain open for the years ended February 28, 2005 through February 28, 2007. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. In
September 2008, FASB Staff Position No. 133-1 and FASB Interpretation
No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB
Interpretation No. 45; and Clarification of the Effective Date of FASB
Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB
Statement No. 133, “Accounting for Derivative Instruments and Hedging
Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’
financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in the other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets

SEMI-ANNUAL REPORT

AUGUST 31, 2008

27

Notes to Financial Statements (continued)

of the Funds. The Funds may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the
Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability are included in other assets on the Statements of Assets and
Liabilities. Dividends and distributions from the BlackRock Closed-End
Funds investments under the plan are included in income from affili-
ates on the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc. to provide investment advisory and administra-
tion services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Funds’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, Floating Rate Income II and Senior High Income pay the
Advisor a monthly fee at an annual rate of 0.75% and 0.50%, respec-
tively, of the Fund’s average daily net assets, plus the proceeds of any outstanding borrowings.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Advisor, under which the Advisor pays BFM, for services it provides, a monthly fee that is an annual percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended August 31, 2008, the Funds reimbursed the
Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement
From Advisor

Floating Rate Income II	$1,344
Senior High Income	$1,922

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors of the Funds are officers and/or direc-
tors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments: Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended August 31, 2008 were as follows:

	Total	Total
	Purchases	Sales

Floating Rate Income II	$58,576,115	$51,315,962
Senior High Income	$84,844,411	$81,981,981

Floating Rate Income II Transactions in call options written for the six months ended August 31, 2008 were as follows:

		Premiums
Call Options Written	Contracts	Received

Outstanding call options written,
beginning of period	—	—
Options written	2	$57,000
Options expired	(2)	(57,000)

Outstanding call options written,
end of period	—	—

Transactions in put options written for the six months ended August 31, 2008 were as follows:

		Premiums
Put Options Written	Contracts	Received

Outstanding put options written,
beginning of period	—	—
Options written	2	$63,000
Options expired	(2)	(63,000)

Outstanding put options written,
end of period	—	—

Senior High Income Transactions in call options written for the six months ended August 31, 2008 were as follows:

		Premiums
Call Options Written	Contracts	Received

Outstanding call options written,
beginning of period	—	—
Options written	4	$114,000
Options expired	(4)	(114,000)

Outstanding call options written,
end of period	—	—

Transactions in put options written for the six months ended August 31, 2008 were as follows:

		Premiums
Put Options Written	Contracts	Received

Outstanding put options written,
beginning of period	—	—
Options written	4	$126,000
Options expired	(4)	(126,000)

Outstanding put options written,
end of period	—	—

28 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Notes to Financial Statements (concluded)

4. Capital Share Transactions:

Each Fund is authorized to issue 200,000,000 shares, par value $0.10 per share, all of which were initially classified as Common Shares. The
Board is authorized, however, to classify and reclassify any unissued shares without approval of the holders of Common Shares.

At August 31, 2008, an affiliate of the Advisor owned 7,149 shares of
Floating Rate Income II.

Floating Rate Income II

Shares issued and outstanding during the six months ended August 31,
2008 and during the year ended February 29, 2008 remained constant.

Senior High Income

Shares issued and outstanding during the six months ended August 31,
2008 and during the year ended increased by 13,837 and 159,689, respectively, as a result of dividend reinvestment.

5. Commitments:

The Funds may invest in floating rate loans. In connection with these investments, the Fund may, with its Advisor, also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged.

In connection with these commitments, the Funds earn a commit-
ment fee, typically set as a percentage of the commitment amount.
Such fee income, which is included in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of August 31, 2008, the Funds had the following unfunded loan commitments:

Floating Rate Income II

		Value of
	Unfunded	Underlying
	Commitment	Loans
Borrower	(000)	(000)

Community Health Systems, Inc	$ 120	$ 125
Golden Nuggett, Inc	$ 151	$ 127
Hologic, Inc	$ 150	$ 150
Spanish Broadcasting System, Inc	$2,500	$2,473
Vought Aircraft Industries, Inc	$1,000	$ 946

Senior High Income

		Value of
	Unfunded	Underlying
	Commitment	Loans
Borrower	(000)	(000)

Community Health Systems, Inc	$120	$124

6. Short-Term Borrowings:

On May 16, 2008, the Funds renewed their revolving credit and security agreement security agreement funded by a commercial paper asset securitization program with Citicorp North America, Inc. (“Citicorp”) as
Agent, certain secondary backstop lenders and certain asset securitiza-
tion conduits, as lenders (the “Lenders”). The agreement was renewed for one year and has a maximum limit of $88,000,000 for Floating Rate
Income II and $148,000,000 for Senior High Income. Under the Citicorp
program, the conduits will fund advances to each Fund through the issuance of highly rated commercial paper. Each Fund has granted a security interest in substantially all of its assets to, and in favor of, the
Lenders as security for its obligations to the Lenders. The interest rate on each Fund’s borrowings is based on the interest rate carried by the com-
mercial paper plus a program fee. In addition, each Fund pays a liquidity fee to the secondary backstop lenders and the agent. These amounts are shown on the Statements of Operations as borrowing costs.

For the six months ended August 31, 2008, the daily weighted average interest rates were as follows:

Daily Weighted Average Interest Rate
Floating Rate Income II Senior High Income	3.41% 3.41%

7. Capital Loss Carryforward: As of February 29, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date:

	Floating	Senior
	Rate	High
Expires February 28,	Income II	Income

2009	—	$ 25,658,795
2010	—	54,958,583
2011	—	30,706,546
2012	—	22,345,071
2014	$ 203,838	4,906,362
2015	1,315,945	1,585,622

Total	$1,519,783	$140,160,979

8. Subsequent Events:

Each Fund paid a net investment income dividend to holders of its
Common Shares on September 30, 2008 to shareholders of record on September 15, 2008. The amount of the net investment income dividend per share was as follows:

Common Dividend Per Share
Floating Rate Income II Senior High Income	$0.12335 $0.04000

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (collectively, the “Board,” the members of which are referred to as “Directors”) of the BlackRock Floating Rate Income
Strategies Fund II, Inc. (“FRB”) and BlackRock Senior High Income Fund,
Inc. (“ARK,” and together with FRB, the “Funds”) met in April and May
2008 to consider approving the continuation of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock
Advisors, LLC (the “Advisor”), each Fund’s investment adviser. The Board also considered the approval of each Fund’s subadvisory agreement
(each, a “Subadvisory Agreement” and, together with the “Advisory
Agreement,” the “Agreements”) between the Advisor and BlackRock
Financial Management, Inc. (the “Subadvisor”). The Advisor and the
Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment
Company Act of 1940 (the “1940 Act”) (the “Independent Directors”).
The Directors are responsible for the oversight of the operations of the
Funds and perform the various duties imposed on the directors of invest-
ment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The
Board has established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and
a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s invest-
ment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L. ., and certain affiliates, each Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement’s and Subadvisory
Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and
Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of
BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) invest-
ment performance for one-, three- and five-year periods, as applicable,

against peer funds, as well as senior management and portfolio man-
agers’ analysis of the reasons for underperformance, if applicable; (b)
fees, including advisory, administration and other fees paid to BlackRock and its affiliates by each Fund, as applicable; (c) Fund operating expenses paid to third parties; (d) the resources devoted to and com-
pliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures;
and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory
Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Directors received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper Inc. (“Lipper”), an independ-
ent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”);
(d) the profitability of BlackRock and certain industry profitability analy-
ses for advisers to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock;
(g) economies of scale, if any, generated through the Advisors’ manage-
ment of all of the BlackRock closed-end funds (the “Fund Complex”);
(h) the expenses of each Fund, including comparisons of each such
Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to
BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

In addition to the foregoing materials, independent legal counsel to the
Independent Directors provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the

30 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an adviser’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Directors reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008.
At the Board meeting on April 22, 2008, BlackRock made a presenta-
tion to and responded to questions from the Board. Following the meet-
ing on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Directors prior to the meetings on May 29 and 30, 2008. At the Board meetings on
May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board con-
sidered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the
Board considered all factors it believed relevant with respect to each
Fund, including the following: the nature, extent and quality of the servic-
es provided by the Advisors; the investment performance of each Fund;
the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Funds;
the extent to which economies of scale would be realized as the Fund
Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed informa-
tion concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsi-
bilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid dis-
cussions with the Board. The Board further considered the quality of the
Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Directors considered the quality of the administrative and non-investment advisory services provided to the
Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other per-
sonnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Advisors and their affil-
iates provided each Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual finan-
cial statements and the Funds’ websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges;
overseeing and coordinating the activities of other service providers;
administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support
(such as helping to prepare proxy statements and responding to regula-
tory inquiries); and performing other Fund administrative tasks neces-
sary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previ-
ously noted, the Board received performance information regarding each
Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s one-, three-
and five-year total returns (as applicable) relative to its Peers (including the Peers’ median performance). The Board was provided with a descrip-
tion of the methodology used by Lipper to select each Fund's Peers. The
Board noted that it regularly reviews the performance of each Fund throughout the year. The Board reviewed a narrative and statistical analy-
sis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that in general FRB performed better than its Peers in that its performance was at or above the median of its Peers in at least two of the one-year, three-year and since inception periods reported.

The Board noted that in general ARK performed better than its Peers in that its performance was at or above the median of its Peers in at least two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current management fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers.
The Board also reviewed a narrative analysis of the Peer rankings pre-
pared by Lipper and summarized by BlackRock at the request of the
Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

31

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

The Board noted that the Funds paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separ-
ately managed institutional accounts) in similar investment categories.
The Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment manage-
ment experience of the Advisors and considered the high level of invest-
ment management, administrative and other services provided by the
Advisors.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed
BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the
Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment man-
agement firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the
Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attrib-
utable to their management of the Fund.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the
Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not expe-
rience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives.
The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-
level breakpoint structure. The Board found, based on its review of com-
parable funds, that each Fund’s management fee is appropriate in light of the scale of the respective Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Directors, including the Independent Directors, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relation-
ships with the Funds, including potential benefits accruing to the
Advisors and their affiliates as a result of participating in offerings of the Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and prod-
ucts sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the
Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing and approving the continuation of the Agreements, the
Directors did not identify any single factor discussed above as all-impor-
tant or controlling, but considered all factors together, and different
Directors may have attributed different weights to the various factors considered. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The Directors, including the Independent Directors, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Fund, was acceptable for each Fund and supported the Directors’ conclusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective
Fund and that each Agreement should be approved.

32 SEMI-ANNUAL REPORT

AUGUST 31, 2008

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

BlackRock Floating Rate Income Strategies Fund II, Inc.

Custodian Transfer Agent
State Street Bank and Computershare Trust
Trust Co. Company N.A.
Boston, MA 02101 Providence, RI 02940

BlackRock Senior High Income Fund, Inc.

Custodian Transfer Agent
The Bank of New York Mellon BNY Mellon Shareowner Services
New York, NY 10286 Jersey City, NJ 07310

For All Funds:

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

SEMI-ANNUAL REPORT AUGUST 31, 2008 33

Additional Information

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact each Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the
SEC for the first and third quarters of each fiscal year on Form N-Q. The
Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.
The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s

Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-
0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

34 SEMI-ANNUAL REPORT

AUGUST 31, 2008

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

AUGUST 31, 2008

35

This report is transmitted to the shareholders only. It is not a prospectus. The Funds leverage their Common Shares, which
creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common
Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds
use to determine how to vote proxies relating to portfolio
securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com;
and (3) on the Securities and Exchange Commission’s website
at http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or
by calling (800) 441-7762 and (2) on the Securities and
Exchange Commission’s website at http://www.sec.gov.

BlackRock Floating Rate Income Strategies Fund II, Inc.

BlackRock Senior High Income Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#FRIS2SHI-8/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: October 20, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: October 20, 2008